Disposal of Subsidiaries	6 Months Ended
Dec. 31, 2024
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

5 - DISPOSAL OF SUBSIDIARIES

Completion of Fuwei Disposition

In March 2023, the Company completed the Fuwei Disposition. The Fuwei BVI and the BOPET film business disposed met the criteria for discontinued operations and was classified as held for sale upon the consummation of the Merger. Accordingly, the results of operations for Fuwei BVI and the BOPET film business from consummation of the Merger of Fuwei to the completion of Fuwei Disposition have been excluded from the Company’s results from continuing operations in the consolidated statements of operations and comprehensive income (loss) and are presented in separate line items as discontinued operations. Upon the completion of Fuwei Disposition, the Company recognized gain of $771,237, which is included in net income from discontinued operations, net of tax, in the consolidated statements of operations and comprehensive income (loss) for the year ended June 30, 2023.

The following tables set forth the results of operations and cash flows of discontinued operations with respect to Fuwei BVI and the BOPET film business from consummation of the Merger of Fuwei to the completion of Fuwei Disposition:

Amount
US$ in
thousands
Revenues	11,851
Cost of revenues	(9,038)
Gross profit	2,813
Operating expenses
Selling and marketing expenses	(672)
General and administrative expenses	(2,269)
Total operating expenses	(2,941)
Loss from operations	(128)
Interest income	41
Interest expense	(154)
Other expenses, net	(6)
Loss from discontinued operation	(247)
Gain on sale of business	771
Loss from discontinued operation before income taxes	524
Income tax expense	(4)
Income from discontinued operations, net of tax	520

Amount
US$ in
thousands
Net cash used in operating activities	(1,909)
Net cash provided by investing activities	1,859
Net cash provided by (used in) financing activities	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	50
Net increase (decrease) in cash, cash equivalents and restricted cash of discontinued operations	—

Aoji Holdings Co., Ltd, is obligated to pay the Company the purchase price no later than the third anniversary of the closing date pursuant to a supplemental agreement signed in July 2023. The Company estimated the collectability of the $30.0 million receivable and concluded that there is a possibility that it may not be fully recovered in the future. Therefore, the Company recognized an allowance of credit loss of $10.3 million and $19.7 million for the proceeds of Fuwei Disposition from Aoji Holdings Co., Ltd in the years ended June 30, 2023 and 2024, respectively.